PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment
The components of property and equipment at December 31 were as follows:

	2014
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,245	$708	$537
Research and development equipment	28,217	20,805	7,412
Production equipment and tooling	34,590	27,212	7,378
Computer equipment	6,053	4,770	1,283
Software	5,476	4,178	1,298
Leasehold improvements	3,244	1,412	1,832
Leased vehicles	1,111	663	448
Office equipment	2,594	2,065	529
	$82,530	$61,813	$20,717

	2013
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$1,595	$928	$667
Research and development equipment	28,264	21,966	6,298
Production equipment and tooling	36,307	28,269	8,038
Computer equipment	5,253	3,862	1,391
Software	5,641	3,591	2,050
Leasehold improvements	3,156	865	2,291
Leased vehicles	1,332	796	536
Office equipment	3,013	2,302	711
	$84,561	$62,579	$21,982